Term Deposits (Tables)	12 Months Ended
Mar. 31, 2022
Term Deposit [Abstract]
Schedule of Term Deposits
	As at March 31
Particulars	2021	2022
Term deposits	154,868	264,185
Total	154,868	264,185
Non-current	25,043	6
Current	129,825	264,179
Total	154,868	264,185